Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 649,376,937	$ 1,298,466,252	$ 1,478,748,995	$ 1,697,309,461	$ 2,148,392,841
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	584,266,277	1,069,608,758	1,203,805,195	1,302,268,695	1,717,385,105
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,812,064	58,506,140	73,132,675	71,637,547	74,820,385
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,638,288	18,708,435	21,860,990	25,104,204	26,413,270
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	418,360,124	684,099,838	760,064,480	763,634,747	1,392,478,396
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	390,973	6,012,536	7,139,505	3,945,350
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,785,135	32,405,876	38,906,383	34,532,110	24,635,116
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,501,345	5,798,787	7,052,058	9,004,985	3,769,785
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	153,778,348	264,077,146	295,649,104	394,409,752	195,268,153
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	65,110,660	228,857,494	274,943,800	395,040,766	431,007,736
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	178,070,796	179,306,621	179,249,556	381,186,027	638,869,556
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	90,326,141	113,364,695	120,505,107	242,199,672	271,647,306
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	16,678,909	36,503,884	39,900,141	48,300,516	88,376,901
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,336,045	17,339,007	21,673,759	28,410,091	21,155,358
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	24,030,694	29,797,825	30,823,739	98,936,097	13,707,348
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,860,523	2,708,046	3,173,938	7,746,144	6,183,656
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	25,762,676	13,151,885	14,900,085	36,657,310	47,230,107
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,071,156	7,150,901	7,285,994	17,986,347	27,166,883
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	9,586,138	6,713,147	2,747,451	4,163,167	67,827,053
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 87,744,655	$ 65,941,926	$ 58,744,449	$ 138,986,355	$ 367,222,250